UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating revenues
Interest income related parties – direct financing leases	$ 0	$ 382
Interest income other – sales-type, direct financing leases and leaseback assets	3,809	4,394
Service revenue related parties – direct financing leases	0	1,746
Profit sharing income – related parties	0	1,510
Profit sharing income – other	7,135	8,125
Time charter revenues – related parties	27,195	25,689
Time charter revenues – other	228,888	205,775
Bareboat charter revenues – related parties	0	17,770
Bareboat charter revenues – other	0	13,195
Voyage charter revenues	28,753	24,371
Drilling contract revenues	37,860	0
Other operating income	4,187	2,729
Total operating revenues	337,827	305,686
Gain on sale of assets and termination of charters, net	16,476	13,228
Operating expenses
Vessel operating expenses – related parties	11,343	12,826
Vessel operating expenses – other	82,202	70,525
Rig operating expenses -other	40,972	0
Depreciation	102,159	91,313
Vessel impairment charge	7,389	0
Administrative expenses – related parties	785	757
Administrative expenses – other	7,662	7,859
Total operating expenses	252,512	183,280
Net operating income	101,791	135,634
Non-operating income/(expense)
Interest income – related parties, long term loans to associated companies	2,263	2,263
Interest income – related parties, other	0	249
Interest income – other	4,889	433
Interest expense	(82,554)	(50,104)
Loss on repurchase of bonds	(540)	0
(Loss)/gain on investments in debt and equity securities	(792)	4,466
Dividend income - related parties	802	0
Other financial items, net	(4,046)	10,083
Net income before equity in earnings of associated companies	21,813	103,024
Equity in earnings of associated companies	1,451	1,405
Net income	$ 23,264	$ 104,429
Per share information:
Basic earnings per share (in USD per share)	$ 0.18	$ 0.82
Diluted earnings per share (in USD per share)	$ 0.18	$ 0.79